Goodwill and Intangibles (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill [Line Items]
Schedule of Goodwill
The changes in carrying amount of goodwill were as follows for the periods presented:

(In millions)	L&S	G&P	Total
Gross goodwill as of December 31, 2014	$116	$—	$116
Accumulated impairment losses	—	—	—
Balance as of December 31, 2014	116	—	116
Acquisitions	—	2,454	2,454
Acquisitions from MPC	25	—	25
Gross goodwill as of December 31, 2015	141	2,454	2,595
Accumulated impairment losses	—	—	—
Balance as of December 31, 2015	141	2,454	2,595
Purchase price allocation adjustments(1)	—	(241)	(241)
Impairment losses	—	(130)	(130)
Acquisitions from MPC	21	—	21
Balance as of December 31, 2016	$162	$2,083	$2,245

Gross goodwill as of December 31, 2016	$162	$2,213	$2,375
Accumulated impairment losses	—	(130)	(130)
Balance as of December 31, 2016	$162	$2,083	$2,245

(1)	See Note 4 for further discussion on purchase price allocation adjustments.

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
The Partnership’s intangible assets as of December 31, 2016 and 2015 are comprised of customer contracts and relationships, as follows:

	December 31, 2016			December 31, 2015
(In millions)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net	Useful Life
L&S	$—	$—	$—	$—	$—	$—	N/A
G&P	533	(41)	492	468	(2)	466	11-25 years
	$533	$(41)	$492	$468	$(2)	$466

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Estimated future amortization expense related to the intangible assets at December 31, 2016 is as follows:

(In millions)
2017	$38
2018	38
2019	38
2020	38
2021	38
Thereafter	302
Total	$492